LEASES (Details Narrative) - Youlife International Holdings Inc [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Lease cost	¥ 18,254	¥ 19,990	¥ 17,223
Operating lease expenses		17,472	15,519
Short-term lease expenses	¥ 1,407	¥ 2,518	¥ 1,704